Loans, financing and debentures - Roll-forward of loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Opening balance	R$ 94,801,257	R$ 101,435,531	R$ 101,435,531
Fundraising, net of issuance costs	2,896,932	23,871,760
Interest accrued	2,876,547	5,953,778
Monetary and exchange rate variation, net	(3,615,919)	(8,384,101)
Settlement of principal	(1,669,130)	(22,353,325)
Settlement of interest	(2,629,067)	(5,817,907)
Amortization of fundraising costs	45,502	R$ 101,803
Other Changes in Borrowings			R$ (6,282)
Closing balance	R$ 92,706,122